Debt securities - Unrealised loss positions (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities
Unrealised loss	£ (106)	£ (675)	£ (673)
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Fair value	35,293	40,645
Unrealised loss	(106)	(675)
Jackson (US insurance operations) | 1 to 5 years | Debt securities
Available-for-sale securities
Unrealised loss	(7)	(7)
Jackson (US insurance operations) | 5 years to 10 years | Debt securities
Available-for-sale securities
Unrealised loss	(41)	(118)
Jackson (US insurance operations) | More than 10 years | Debt securities
Available-for-sale securities
Unrealised loss	(39)	(510)
Jackson (US insurance operations) | Mortgage-backed and other debt securities | Debt securities
Available-for-sale securities
Unrealised loss	(19)	(40)
Jackson (US insurance operations) | Between 90% and 100% | Debt securities
Available-for-sale securities
Fair value	6,170	12,326
Unrealised loss	(95)	(405)
Jackson (US insurance operations) | Between 80% and 90% | Debt securities
Available-for-sale securities
Fair value	36	1,598
Unrealised loss	(6)	(259)
Jackson (US insurance operations) | Below 80% | Debt securities
Available-for-sale securities
Fair value	13	18
Unrealised loss	(5)	(11)
Jackson (US insurance operations) | Below 80% | CMBS
Available-for-sale securities
Fair value		8
Unrealised loss		(3)
Jackson (US insurance operations) | Below 80% | Other asset-backed securities
Available-for-sale securities
Fair value	10	9
Unrealised loss	(4)	(8)
Jackson (US insurance operations) | Below 80% | Corporate bonds
Available-for-sale securities
Fair value	3	1
Unrealised loss	(1)
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Fair value	6,219	13,942
Unrealised loss	(106)	(675)
Jackson (US insurance operations) | Assets fair valued at below book value | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(6)	(11)
Jackson (US insurance operations) | Assets fair valued at below book value | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(100)	(664)
Jackson (US insurance operations) | Assets fair valued at below book value | Below 80% | Debt securities
Available-for-sale securities
Fair value	13	18
Unrealised loss	(5)	(11)
Jackson (US insurance operations) | Less than 6 months | Debt securities
Available-for-sale securities
Unrealised loss	(35)	(602)
Jackson (US insurance operations) | Less than 6 months | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(4)	(3)
Jackson (US insurance operations) | Less than 6 months | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(31)	(599)
Jackson (US insurance operations) | 6 months to 1 year | Debt securities
Available-for-sale securities
Unrealised loss	(5)	(2)
Jackson (US insurance operations) | 6 months to 1 year | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)
Jackson (US insurance operations) | 6 months to 1 year | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(4)	(2)
Jackson (US insurance operations) | 1 year to 2 years | Debt securities
Available-for-sale securities
Unrealised loss	(49)	(31)
Jackson (US insurance operations) | 1 year to 2 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss		(4)
Jackson (US insurance operations) | 1 year to 2 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(49)	(27)
Jackson (US insurance operations) | 2 years to 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(7)	(3)
Jackson (US insurance operations) | 2 years to 3 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(2)
Jackson (US insurance operations) | 2 years to 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(6)	(1)
Jackson (US insurance operations) | More than 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(10)	(37)
Jackson (US insurance operations) | More than 3 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss		(2)
Jackson (US insurance operations) | More than 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(10)	(35)
Jackson (US insurance operations) | Less than 3 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	2	1
Jackson (US insurance operations) | 3 months to 6 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	1
Unrealised loss	(1)
Jackson (US insurance operations) | More than 6 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	10	17
Unrealised loss	£ (4)	£ (11)